UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8268

Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200, San Jose, CA		95113
(Address of principal executive offices)		(Zip code)

Firsthand Capital Management, Inc. 125 South Market, Suite 1200, San Jose, CA 95113
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(408) 294-2200

Date of fiscal year end:	December 31, 2007

Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Firsthand Technology Value Fund

Portfolio of Investments

September 30, 2007

(Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 96.5% ($375,335,076)
Advanced Materials— 2.9% ($11,250,000)
UCT Coatings, Inc., Series B* (1)	500,000	$11,250,000
Alternative Energy— 8.5% ($33,146,354)
Evergreen Solar, Inc.*	300,000	2,679,000
Honeywell International, Inc.	71,300	4,240,212
Itron, Inc.*	80,000	7,445,600
Solaicx, Series B* (1)(2)	7,396,238	4,137,751
Solaicx, Series C* (1)(2)	2,916,581	2,915,210
SoloPower, Series A* (1)(2)	2,721,088	10,726,529
SoloPower, Series B* (1)(2)	228,779	1,002,052
Communications— 3.1% ($12,100,269)
Clearwire Corp.*	250,000	6,110,000
ViaSat, Inc.*	194,300	5,990,269
Communications Equipment— 3.8% ($14,710,244)
Alvarion Ltd.*	455,200	6,609,504
Harris Corp.	80,000	4,623,200
Tekelec, Inc.*	287,400	3,477,540
Computer— 1.9% ($7,573,500)
Sun Microsystems, Inc.*	1,350,000	7,573,500
Electronic Entertainment— 6.2% ($24,215,444)
Nintendo Co. Ltd. - ADR	373,407	24,215,444
Intellectual Property— 3.4% ($13,268,384)
Silicon Genesis Corp., Common* (1)(2)	743,077	461,042
Silicon Genesis Corp., Series 1-D* (1)(2)	850,830	3,626,323
Silicon Genesis Corp., Series 1-E* (1)(2)	4,071,226	7,173,622
Silicon Genesis Corp., Series 1-F* (1)(2)	912,453	2,007,397
Internet— 6.8% ($26,479,800)
Akamai Technologies, Inc.*	145,800	4,188,834
Napster, Inc.* (3)	600,000	1,962,000
Netflix, Inc.*	500,000	10,360,000
Yahoo!, Inc.*	371,422	9,968,966
Networking— 7.9% ($30,782,336)
Caspian Networks, Inc., Common* (1)	337	0
Cisco Systems, Inc.*	723,700	23,961,707
Echelon Corp.*	261,000	6,527,610
IP Unity, Inc., Series C* (1)	1,104,265	11,043
IP Unity, Inc., Series E* (1)	193,042	281,976
Polaris Networks, Inc., Series A* (1)	297,848	0
Other Electronics— 6.7% ($26,148,082)
Intevac, Inc.*	626,400	9,521,280
Microvision, Inc.*	50,000	231,500
NCR Corp.*	117,600	5,856,480
Sharp Corp.	360,000	6,526,957
VeriFone Holdings, Inc.*	90,500	4,011,865
Peripherals— 7.3% ($28,312,526)
EMC Corp.*	390,000	8,112,000
Seagate Technology, Inc.	789,700	20,200,526
Photonics— 6.3% ($24,329,550)
Celox Networks, Inc., Common* (1)	138,121	0
Celox Networks, Inc., Series A-1* (1)	1,000,000	0
Corning, Inc.	987,000	24,329,550
Luminous Networks, Inc., Common* (1)	28,513	0
Luminous Networks, Inc., Series A1* (1)	129,664	0
Luminous Networks, Inc., Series B1* (1)	259,236	0
Semiconductor Equipment— 5.2% ($20,031,650)
Applied Materials, Inc.	400,000	8,280,000
ASML Holding N.V.*	229,900	7,554,514
FormFactor, Inc.*	94,594	4,197,136
Semiconductors— 25.2% ($97,866,297)
AuthenTec, Inc.* (1)(4)	743,930	6,900,265
Chartered Semiconductor Manufacturing Ltd. - ADR*	1,126,100	8,344,401
Clarisay, Inc., Series B* (1)(2)	2,605,306	0
Clarisay, Inc., Series C* (1)(2)	7,194,244	0
Cypress Semiconductor Corp.*	1,143,000	33,387,030

	SHARES/ PRINCIPAL	MARKET VALUE
Common Stocks — continued
Semiconductors — continued
Intel Corp.	296,500	$7,667,490
Qimonda AG - ADR*	312,600	3,532,380
Rambus, Inc.*	450,000	8,599,500
SanDisk Corp.*	200,000	11,020,000
Semiconductor Manufacturing International Corp.*	700,000	4,193,000
SiRF Technology Holdings, Inc.*	214,000	4,568,900
Soitec S.A.*	72,740	1,361,231
Zoran Corp.*	410,500	8,292,100
Software— 1.3% ($5,120,640)
Citrix Systems, Inc.*	127,000	5,120,640
WARRANTS— 0.7% ($2,884,444)
Advanced Materials— 0.2% ($1,000,002)
UCT Coatings, Inc., B Warrant* (1)	600,000	1,000,002
Alternative Energy— 0.2% ($663,791)
Solaicx, Series C Warrant* (1)(2)	670,814	663,791
Intellectual Property— 0.3% ($1,220,582)
Silicon Genesis Corp., 1-E Warrant* (1)(2)	1,257,859	1,216,387
Silicon Genesis Corp., Common Warrant* (1)(2)	37,982	4,195
Networking— 0.0% ($69)
IP Unity, Inc., E Warrant* (1)	69,496	69
Polaris Networks, Inc., Convertible Warrant* (1)	75,712	0
Photonics— 0.0% ($0)
Celox Networks, Inc., A-1 Warrant* (1)	500,000	0
Luminous Networks, Inc., Common Warrant* (1)	3,822	0
Semiconductors— 0.0% ($0)
Clarisay, Inc., D Warrants* (1)(2)	2,350,000	0
CONVERTIBLE BONDS— 0.0% ($0)
Networking— 0.0% ($0)
Polaris Networks, Inc., 10.00%* (1)	100,949	0
Semiconductors— 0.0% ($0)
Clarisay, Inc., 8.00%* (1)(2)	2,350,000	0
CASH EQUIVALENTS— 2.4% ($9,204,205)
PNC Bank Money Market Portfolio	9,204,205	9,204,205
Total Investments (Cost $361,721,805) — 99.6%		387,423,725
Other assets in excess of liabilities — 0.4%		1,398,555

NET ASSETS — 100.0%		$388,822,280

(1)	Restricted security
(2)	Affiliated issuer
(3)

Napster, Inc. has the right to put a restriction of public sale on 600,000 shares of the Fund’s Napster, Inc. holding. As of September 30, 2007 there are no restrictions on the Fund’s shares of Napster, Inc.

(4)	AuthenTec, Inc. issued an initial public offering on June 27, 2007, as a result a portion or all of the fund’s shares may be restricted from resale for an agreed upon period of time.
*	Non-income producing security
ADR	American Depositary Receipt

Firsthand Technology Leaders Fund

Portfolio of Investments

September 30, 2007

(Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 98.9% ($68,792,491)
Communications— 5.0% ($3,477,101)
China Mobile Hong Kong Ltd. - ADR	42,383	$3,477,101
Communications Equipment— 5.7% ($3,957,583)
Nokia Corp. - ADR	68,090	2,582,654
QUALCOMM, Inc.	32,535	1,374,929
Computer— 5.8% ($3,995,910)
Apple Computer, Inc.*	12,600	1,934,604
Hewlett-Packard Co.	41,400	2,061,306
Internet— 11.7% ($8,161,723)
eBay, Inc.*	103,695	4,046,179
Google, Inc., Class A*	7,255	4,115,544
Networking— 5.0% ($3,495,423)
Cisco Systems, Inc.*	105,570	3,495,423
Other Electronics— 8.2% ($5,706,638)
Koninklijke (Royal) Philips Electronics N.V.	31,700	1,424,598
L-1 Identity Solutions, Inc.*	193,500	3,647,475
Sharp Corp.	35,000	634,565
Peripherals— 9.3% ($6,483,240)
EMC Corp.*	165,400	3,440,320
Seagate Technology, Inc.	118,957	3,042,920
Photonics— 6.4% ($4,432,735)
Corning, Inc.	179,827	4,432,735
Semiconductor Equipment— 6.7% ($4,661,669)
Applied Materials, Inc.	99,800	2,065,860
ASML Holding N.V.*	78,996	2,595,809
Semiconductors— 22.1% ($15,373,774)
Broadcom Corp., Class A*	98,025	3,572,031
Intel Corp.	114,000	2,948,040
Samsung Electronics Co. Ltd. - GDR (1)	6,900	2,167,677
SanDisk Corp.*	47,300	2,606,230
Taiwan Semiconductor Manufacturing Co. - ADR	193,035	1,953,514
Texas Instruments, Inc.	58,111	2,126,282
Software— 13.0% ($9,046,695)
Adobe Systems, Inc.*	33,130	1,446,456
Amdocs Ltd.*	76,809	2,856,526
Microsoft Corp.	107,250	3,159,585
NICE-Systems Ltd. - ADR*	44,200	1,584,128
CASH EQUIVALENTS— 0.8% ($573,650)
PNC Bank Money Market Portfolio	573,650	573,650
Total Investments (Cost $51,803,992) — 99.7%		69,366,141
Other assets in excess of liabilities — 0.3%		229,568

NET ASSETS — 100.0%		$69,595,709

(1)	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.
*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Firsthand Technology Innovators Fund

Portfolio of Investments

September 30, 2007

(Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 95.7% ($19,346,230)
Alternative Energy— 1.0% ($193,600)
Hoku Scientific, Inc.*	20,000	$193,600
Communications— 2.1% ($412,392)
Acme Packet, Inc.*	17,600	271,392
Symmetricom, Inc.*	30,000	141,000
Communications Equipment— 4.0% ($812,194)
Finisar Corp.*	101,855	285,194
Sierra Wireless, Inc.*	25,000	527,000
Intellectual Property— 23.8% ($4,820,351)
MIPS Technologies, Inc.*	80,000	632,000
Silicon Genesis Corp., Common* (1)(2)	108,815	67,514
Silicon Genesis Corp., Series 1-C (1)(2)	82,914	1,242,994
Silicon Genesis Corp., Series 1-E (1)(2)	1,633,254	2,877,843
Internet— 2.2% ($445,984)
LivePerson, Inc.*	72,400	445,984
Networking— 8.2% ($1,656,439)
Echelon Corp.*	65,900	1,648,159
IP Unity, Inc., Series C (1)	827,957	8,280
Other Electronics— 13.0% ($2,631,961)
3D Systems Corp.*	6,900	162,978
Intevac, Inc.*	65,300	992,560
iRobot Corp.*	11,800	234,584
Maxwell Technologies, Inc.*	35,000	407,050
Microvision, Inc.*	180,300	834,789
Photonics— 0.0% ($0)
Luminous Networks, Inc., Common* (1)	49,979	0
Luminous Networks, Inc., Series A1 (1)	227,282	0
Semiconductors— 27.2% ($5,501,040)
AuthenTec, Inc.* (1)(3)	233,145	2,098,307
EMCORE Corp.*	34,100	327,360
Microtune, Inc.*	19,850	119,497
Netlogic Microsystems, Inc.*	10,000	361,100
Nextest Systems Corp.*	20,200	259,772
PLX Technology, Inc.*	25,000	270,000
Power Integrations, Inc.*	15,600	463,476
Ramtron International Corp.*	70,000	202,300
SigmaTel, Inc.*	122,500	318,500
Silicon Optix, Inc., Series B* (1)	1,111,111	350,000
Synaptics, Inc.*	15,300	730,728
Services— 7.1% ($1,436,203)
iGATE Corp.*	47,720	408,960
Innovion Corp., Series C (1)(2)	1,500,000	744,675
Net 1 Ueps Technologies, Inc.*	10,400	282,568
Software— 7.1% ($1,436,066)
Synchronoss Technologies, Inc.*	6,100	256,566
Verint Systems, Inc.*	23,200	603,200
Versant Corp.*	30,000	576,300
WARRANTS— 0.3% ($66,861)
Intellectual Property— 0.3% ($66,229)
Silicon Genesis Corp., 1-E Warrant (1)(2)	94,339	66,229
Photonics— 0.0% ($0)
Luminous Networks, Inc., Common Warrant (1)	6,699	0
Services— 0.0% ($632)
Innovion Corp., Warrant (1)(2)	602,577	602
Innovion Corp., Warrant (1)(2)	30,129	30
CONVERTIBLE BOND— 2.7% ($542,319)
Services— 2.7% ($542,319)
Innovion Corp., 9.50% (1)(2)	602,577	542,319
CASH EQUIVALENTS— 0.9% ($192,151)
PNC Bank Money Market Portfolio	192,151	192,151

Total Investments (Cost $25,534,604) — 99.6%	20,147,561
Other assets in excess of liabilities — 0.4%	74,522

NET ASSETS — 100.0%	$20,222,083

(1)	Restricted security
(2)	Affiliated issuer
(3)	AuthenTec, Inc. issued an initial public offering on June 27, 2007, as a result a portion or all of the fund’s shares may be restricted from resale for an agreed upon period of time.
*	Non-income producing security

Firsthand e-Commerce Fund

Portfolio of Investments

September 30, 2007

(Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 83.4% ($36,022,206)
Communications— 8.1% ($3,522,228)
Comcast Corp., Special Class A*	22,500	$539,100
Equinix, Inc.*	15,000	1,330,350
Internap Network Services Corp.*	23,715	336,042
NeuStar, Inc.*	38,400	1,316,736
Computer— 3.2% ($1,373,916)
Apple Computer, Inc.*	3,400	522,036
Dell, Inc.*	15,500	427,800
International Business Machines Corp.	3,600	424,080
Consumer Electronics— 2.2% ($950,918)
Shutterfly, Inc.*	29,800	950,918
Internet— 32.6% ($14,068,702)
51job, Inc. - ADR*	17,368	346,665
Akamai Technologies, Inc.*	40,000	1,149,200
Baidu.com, Inc. - ADR*	4,100	1,187,565
CyberSource Corp.*	41,814	488,806
eBay, Inc.*	60,000	2,341,200
Gmarket, Inc. - ADR*	22,100	518,245
Google, Inc., Class A*	2,700	1,531,629
IAC/InterActiveCorp*	9,200	272,964
LivePerson, Inc.*	140,000	862,400
Monster Worldwide, Inc.*	34,900	1,188,694
Napster, Inc.*	64,400	210,588
ValueClick, Inc.*	46,300	1,039,898
Visual Sciences, Inc.*	58,667	847,151
Yahoo!, Inc.*	77,634	2,083,697
Media— 2.0% ($857,477)
News Corp., Class B	36,660	857,477
Networking— 4.0% ($1,744,897)
Cisco Systems, Inc.*	52,700	1,744,897
Other Electronics— 8.6% ($3,702,268)
L-1 Identity Solutions, Inc.*	84,500	1,592,825
VeriFone Holdings, Inc.*	47,585	2,109,443
Semiconductors— 1.9% ($824,000)
AuthenTec, Inc.*	82,400	824,000
Software— 20.8% ($8,977,800)
Adobe Systems, Inc.*	48,069	2,098,693
Amdocs Ltd.*	16,000	595,040
Microsoft Corp.	70,000	2,062,200
Omniture, Inc.*	41,700	1,264,344
Oracle Corp.*	91,100	1,972,315
VeriSign, Inc.*	29,200	985,208
CASH EQUIVALENTS— 16.6% ($7,142,139)
PNC Bank Money Market Portfolio	7,142,139	7,142,139
Total Investments (Cost $34,069,016) — 100.0%		43,164,345
Other assets in excess of liabilities — 0.0%		5,163

NET ASSETS — 100.0%		$43,169,508

*	Non-income producing security
ADR	American Depositary Receipt

Firsthand Global Technology Fund

Portfolio of Investments

September 30, 2007

(Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 83.2% ($10,468,384)
Alternative Energy— 4.4% ($551,485)
Renewable Energy Corp. A.S.*	3,500	$160,465
Suntech Power Holdings Co. Ltd. - ADR*	9,800	391,020
Communications— 3.0% ($381,838)
Singapore Telecommunications Ltd. - ADR	14,100	381,838
Communications Equipment— 7.1% ($892,482)
Alvarion Ltd.*	42,135	611,800
Nokia Corp. - ADR	7,400	280,682
Computer— 3.7% ($460,311)
Lenovo Group Ltd. - ADR	30,000	460,311
Electronic Entertainment— 3.2% ($408,555)
Nintendo Co. Ltd. - ADR	6,300	408,555
Electronics Manufacturing Services— 4.7% ($592,610)
Hon Hai Precision - GDR	23,364	352,231
Quanta Computer, Inc. - GDR	30,584	240,379
Internet— 4.7% ($591,125)
51job, Inc. - ADR*	8,880	177,245
The9 Ltd. - ADR*	12,000	413,880
Other Electronics— 14.9% ($1,876,035)
Intevac, Inc.*	20,400	310,080
Koninklijke (Royal) Philips Electronics N.V.	10,800	485,352
LG.Philips LCD Co. Ltd. - ADR*	22,200	531,468
Sharp Corp.	30,288	549,135
Semiconductor Equipment— 8.8% ($1,107,046)
Applied Materials, Inc.	28,672	593,510
ASML Holding N.V.*	8,500	279,310
Tokyo Electron Ltd.	3,700	234,226
Semiconductors— 12.6% ($1,586,799)
Chartered Semiconductor Manufacturing Ltd. - ADR*	55,942	414,530
Hynix Semiconductor, Inc.*	5,500	188,142
Samsung Electronics Co. Ltd. - GDR (1)	1,699	533,751
Taiwan Semiconductor Manufacturing Co. - ADR	21,002	212,541
Texas Instruments, Inc.	6,500	237,835
Services— 7.1% ($888,736)
iGATE Corp.*	17,989	154,166
Navteq Corp.*	3,600	280,692
Tele Atlas N.V.*	15,700	453,878
Software— 9.0% ($1,131,362)
Amdocs Ltd.*	9,500	353,305
Cognizant Technology Solutions Corp., Class A*	1,763	140,634
Dassault Systemes S.A. - ADR	3,900	255,567
NICE-Systems Ltd. - ADR*	3,400	121,856
Verint Systems, Inc.*	10,000	260,000
CASH EQUIVALENTS— 10.7% ($1,353,549)
PNC Bank Money Market Portfolio	1,353,549	1,353,549
Total Investments (Cost $9,559,868) — 93.9%		11,821,933
Other assets in excess of liabilities — 6.1%		765,146

NET ASSETS — 100.0%		$12,587,079

(1)	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.
*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

NOTES TO PORTFOLIOS OF INVESTMENTS

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2007.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand Technology Innovators Fund	Firsthand e-Commerce Fund	Firsthand Global Technology Fund
Gross unrealized appreciation	$100,797,155	$19,826,980	$5,331,731	$9,586,102	$2,443,565
Gross unrealized depreciation	(76,060,434)	(2,264,831)	(10,803,404)	(493,494)	(233,258)
Net unrealized appreciation (depreciation)	$24,736,721	$17,562,149	$(5,471,673)	$9,092,608	$2,210,307
Federal income tax cost	$362,687,004	$51,803,992	$25,619,234	$34,071,737	$9,611,626

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended September 30, 2007, is noted below:

	SHARE ACTIVITY
	Balance		Sales/Maturity/	Balance	Realized	Value	Acquisition
Affiliate	12/31/06	Purchases	Expiration	9/30/07	Gain (Loss)	9/30/07	Cost

Firsthand Technology Value Fund

Clarisay, Inc., Series B (1)	2,605,306	—	—	2,605,306	$—	$—	$2,383,855
Clarisay, Inc., Series C	7,194,244	—	—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—	—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—	—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—	—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—	—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Global Locate, Inc., Common	—	243,750	243,750	—	(8,764)	—	—
Global Locate, Inc., Series A (1)	6,030,896	—	6,030,896	—	669,697	—	—
Global Locate, Inc., Series C	1,111,111	370,370	1,481,481	—	94,881	—	—
Global Locate, Inc., Series D	932,835	233,208	1,166,043	—	186,579	—	—
Global Locate, Inc., Board Warrant	75,000	—	75,000	—	—	—	—
Global Locate, Inc., Board Warrant	18,750	—	18,750	—	—	—	—
Global Locate, Inc., Board Warrant	75,000	—	75,000	—	—	—	—
Global Locate, Inc., Board Warrant	75,000	—	75,000	—	—	—	—
Global Locate, Inc., Series C Warrant	370,370	—	370,370	—	—	—	—
Global Locate, Inc., Series D Warrant	233,208	—	233,208	—	—	—	—
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	3,626,323	4,315,500
Silicon Genesis Corp., Series 1-E	4,071,226	—	—	4,071,226	—	7,173,622	4,315,500
Silicon Genesis Corp., Series 1-F (2)	—	912,453	—	912,453	—	2,007,397	2,007,397
Silicon Genesis Corp., Common	743,077	—	—	743,077	—	461,042	3,684,494
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	1,216,387	—
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	4,195	—
Silicon Genesis Corp., Common Warrant (3)	59,147	—	59,147	—	—	—	—
Silicon Genesis Corp., 5.00%	—	2,000,000	2,000,000	—	—	—	—
Solaicx, Series B (4)	6,000,000	1,396,238	—	7,396,238	—	4,137,751	4,396,238
Solaicx, Series C	—	2,916,581	—	2,916,581	—	2,915,210	3,578,995
Solaicx, Series C Warrant	—	670,814	—	670,814	—	663,791	—
Solaicx, 10.25%	1,333,334	—	1,333,334	—	—	—	—
SoloPower, Series A	2,721,088	—	—	2,721,088	—	10,726,529	3,999,999
SoloPower, Series B	—	228,779	—	228,779	—	1,002,052	1,002,052
SoloPower, 5.00%	—	1,000,000	1,000,000	—	—	—	—

Firsthand Technology Innovators Fund

Innovion Corp., Series C	1,500,000	—	—	1,500,000	$—	$744,675	$3,000,000
Innovion Corp., Warrant	602,577	—	—	602,577	—	602	—
Innovion Corp., 9.50%	602,577	—	—	602,577	—	542,319	602,577
Innovion Corp., Warrant	30,129	—	—	30,129	—	30	—
Silicon Genesis Corp., Series 1-C	82,914	—	—	82,914	—	1,242,994	1,731,250
Silicon Genesis Corp., Series 1-E	1,633,254	—	—	1,633,254	—	2,877,843	1,731,249
Silicon Genesis Corp., Common	108,815	—	—	108,815	—	67,514	1,516,773
Silicon Genesis Corp., Series 1-E Warrant	94,339	—	—	94,339	—	66,229	—

(1)	Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.
(2)	912,453 shares of Silicon Genesis, Series 1-F purchased at $2.20 with matured principal and interest of Silicon Genesis, 5.00% Note
(3)	Expired 05/01/07
(4)	Additional 1,396,238 shares of Solaicx, Series B purchased at $1.00 with matured principal and interest of Solaicx, 10.25% Note

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2007, the Funds were invested in the following restricted securities:

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Value Fund

AuthenTec, Inc. (1)	Various	539,030	$1,225,758	$4,851,266	1.25%
Caspian Networks, Inc., Common	February 21, 2002	337	3,378,104	—	0.00%
Celox Networks, Inc., Common	April 17, 2001	138,121	14,999,941	—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Clarisay, Inc., D Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., D Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., D Warrants	July 7, 2003	500,000	—	—	0.00%
IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,104,265	1,987,677	11,043	0.00%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	281,976	0.07%
Luminous Networks, Inc., Common (2)	Various	28,513	1,800,638	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	3,822	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S (2)	Various	129,664	200,071	—	0.00%
Luminous Networks, Inc., Series B1 P/S	June 9, 2005	259,236	400,000	—	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	50,475	—	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	—	0.00%
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712	—	—	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848	297,848	—	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	1,216,387	0.31%
Silicon Genesis Corp., Common	April 30, 2002	726,424	3,684,494	450,710	0.12%
Silicon Genesis Corp., Common (3)	November 21, 2005	16,653	—	10,332	0.00%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	4,195	0.00%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	3,626,323	0.93%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	4,071,226	4,315,500	7,173,622	1.84%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	2,007,397	0.52%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	3,356,640	0.86%
Solaicx, Series B P/S	January 19, 2007	1,396,238	1,396,238	781,111	0.20%
Solaicx, Series C P/S	April 23, 2007	2,916,581	3,578,995	2,915,210	0.75%
Solaicx, Series C Warrants	April 23, 2007	670,814	—	663,791	0.17%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	10,726,529	2.76%
SoloPower, Series B P/S	July 9, 2007	228,779	1,002,052	1,002,052	0.26%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	11,250,000	2.89%
UCT Coatings, Inc., Common Warrants (4)	October 5, 2004	600,000	—	1,000,002	0.26%
			$64,938,392	$51,328,655	13.19%

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Innovators Fund

AuthenTec, Inc. (1)	Various	233,145	$467,400	$2,098,307	10.38%
Innovion Corp., 9.50%, C/N	December 30, 2003	602,577	602,577	542,319	2.68%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	744,675	3.68%
Innovion Corp., Warrant	December 30, 2003	602,577	—	602	0.00%
Innovion Corp., Warrant	March 7, 2005	30,129	—	30	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	827,957	1,490,323	8,280	0.04%
Luminous Networks, Inc., Common (2)	Various	49,979	3,156,250	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	6,699	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S (2)	Various	227,282	350,694	—	0.00%
Silicon Genesis Corp., Series 1-E Warrant	February 26, 2003	94,339	—	66,229	0.33%
Silicon Genesis Corp., Common	March 8, 2001	102,135	1,516,773	63,370	0.31%
Silicon Genesis Corp., Common (3)	November 21, 2005	6,680	—	4,144	0.02%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	1,242,994	6.15%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	1,633,254	1,731,249	2,877,843	14.23%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	1,000,000	350,000	1.73%
			$15,046,516	$7,998,793	39.55%

(1)

As a result of AuthenTec, Inc.’s IPO offering, all previous preferred shares and warrants were exchanged into common stock. Shares are subject to resale restriction for a period of time pursuant to a lock-up agreement.

(2)

As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common and Series A1 P/S shares. The original acquisition date for the Series D P/S shares was May 31, 2001, and the original acquisition date for the Series E P/S shares was October 16, 2003. The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S.

(3)	Shares granted at no cost by issuer.
(4)	3:1 stock split

P/S Preferred Stock

C/N Convertible Note

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	11/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	11/26/07

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date	11/26/07

* Print the name and title of each signing officer under his or her signature.